Inventories - Schedule of inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and semi-finished goods	€ 583	€ 708
Finished goods	1,088	930
Contract work in progress	538	525
Total	€ 2,209	€ 2,163